RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Jan. 31, 2020
RECENT ACCOUNTING PRONOUNCEMENTS
4. RECENT ACCOUNTING PRONOUNCEMENTS

Application of new and revised accounting standards:

IFRS 16 – Leases

In January 2016, the IASB issued IFRS 16 Leases (“IFRS 16”) which replaces IAS 17 Leases and its associated interpretative guidance. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract based on whether the customer controls the asset. For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to the current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting remains similar to current accounting practice. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted, provided the Company has adopted IFRS 15. This standard sets out a new model for lease accounting. A lessee can choose to apply IFRS 16 using either a full retrospective approach or a modified retrospective approach. The Company has applied IFRS 16 at the date it became effective using a modified retrospective approach. By applying this method, the comparative information for the 2018 fiscal year has not been restated.

At the inception of a contract, the Company assesses whether a contract is or contains a lease. If so, the Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost, which consists of:

•	The amount of the initial measurement of the lease liability;
•	Any lease payments made at or before the commencement date;
•	Any indirect costs incurred;
•	An estimate of costs to dismantle or remove the underlying asset or to restore the site on which the asset is located; and
•	Any incentives received from the lessor.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term lease that have a lease term of 12 months or less and leases of low value assets. The lease payments associated with these leases are expensed on a straight-line basis over the lease term.

The Company has elected to apply the practical expedients in IFRS 16 and reviewed all existing leases and concluded that all leases that were previously expensed over the lease term where considered to be either short-term leases or leases of low value assets, and therefore there is no impact to the consolidated financial statements upon adoption of IFRS 16.

IFRIC 23 - Uncertainty over Income Tax Treatments

On June 7, 2017, the IASB issued IFRIC 23 Uncertainty over Income Tax Treatments. The interpretation provides guidance on the accounting for current and deferred income tax liabilities and assets when there is uncertainty over income tax treatments. IFRIC 23 was applicable for annual periods beginning on or after January 1, 2019.

IFRIC 23 requires an entity to determine whether uncertain tax positions are assessed separately or as a group; and assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings. If the treatment is likely to be accepted, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings. If not, the entity should reflect the effect of uncertainty in determining its accounting tax position. The Interpretation is effective for annual periods beginning on or after January 1, 2019.

The Company adopted IFRIC 23 in its consolidated financial statements for the annual period beginning on January 1, 2019, with no impact thereon.

Changes in accounting standards not yet effective:

IFRS 3 – Definition of a Business

In October 2018, the IASB issued amendments to IFRS 3 Definition of a Business which:

•

Clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs;

•	Narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs;
•	Add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;
•	Remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs; and
•	Add an option concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020, and to asset acquisitions that occurred on or after the beginning of that period. Earlier application is permitted. The Company does not expect any material impact upon adoption.